Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 623.1	$ 327.2	$ 224.8
Accounts Payable and Accrued Liabilities	299.1	0.0
Derivative assets	2.0	0.0
Other receivables	5.4	4.2
Total financial instrument exposure to credit risk	929.6	331.4
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	623.1	327.2
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	$ 5.4	$ 4.2